RELATED PARTIES - Summary of Remuneration of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 7.8	$ 9.3	$ 8.5
Share based payment	14.1	9.3	2.7
Total	$ 21.9	$ 18.6	$ 11.2